Prepaid Expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Non-clinical research and clinical development services	$ 2,443,863	$ 547,586
Insurances	1,416,597	23,141
Other consulting and advisory services	105,651	31,930
Other prepayments	213,357	846,439
Total	$ 4,179,468	$ 1,449,096